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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         31 March 2009
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Blackfriars Asset Management Limited
          ----------------------------------------------------------
Address:    Woolgate Exchange, 25 Basinghall Street
          ----------------------------------------------------------
            London EC2V 5HA United Kingdom
          ----------------------------------------------------------

          ----------------------------------------------------------

Form 13F File Number:   28-  12806
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Mr. Kevin Tolan
                  ----------------------------------------------------------
          Title:    Chief Compliance Officer
                  ----------------------------------------------------------
          Phone:    011 44 20 7020 7447
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Kevin Tolan        London, United Kingdom       11 May, 2009
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               None
                                             ----------------------------

Form 13F Information Table Entry Total:          39
                                             ----------------------------

Form 13F Information Table Value Total:      $ 184,910
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE





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FORM 13F

03-31-2009
                                                      FORM 13F INFORMATION TABLE

                                                                                                     Voting Authority
                                                                                                     ----------------
                                Title
                                 of                         Value   Shares/    Sh/   Put/  Invstmt   Other
      Name of Issuer            Class            CUSIP     (x$1000) Prn Amt    Prn   Call  Dscretn   Managers   Sole     Shared None
      --------------            -----            -----     -------- -------    ---   ----  -------   --------   ----     ------ ----
CENTRAL EUROPEAN DIST CORP      COM              153435102    1915     178,000  SH         SOLE                   178,000
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR    456788108    6152     231,000  SH         SOLE                   231,000
TEVA PHARMACEUTICAL INDS LTD    ADR              881624209   26197     581,500  SH         SOLE                   581,500
CTC MEDIA INC                   COM              12642X106    1003     220,000  SH         SOLE                   220,000
ELBIT SYS LTD                   ORD              M3760D101    1447      30,000  SH         SOLE                    30,000
ADVANCED SEMICONDUCTOR ENGR     SPONSORED ADR    00756M404     201      79,948  SH         SOLE                    79,948
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105   11547     426,395  SH         SOLE                   426,395
BANCO BRADESCO S A              SP ADR PFD NEW   059460303    6280     634,375  SH         SOLE                   634,375
CEMEX SAB DE CV                 SPON ADR NEW     151290889     101      16,199  SH         SOLE                    16,199
COMPANHIA ENERGETICA DE MINA    SP ADR N-V PFD   204409601    7196     486,900  SH         SOLE                   486,900
CHINA PETE & CHEM CORP          SPON ADR H SHS   16941R108     770      12,000  SH         SOLE                    12,000
COMPANIA CERVECERIAS UNIDAS     SPONSORED ADR    204429104     273       9,700  SH         SOLE                     9,700
CREDICORP LTD                   COM              G2519Y108     260       5,550  SH         SOLE                     5,550
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR    204412209    5883     442,360  SH         SOLE                   442,360
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD     204412100   12442   1,103,010  SH         SOLE                 1,103,010
EMPRESA NACIONAL DE ELCTRCID    SPONSORED ADR    29244T101     409      10,900  SH         SOLE                    10,900
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS   344419106    4994     198,100  SH         SOLE                   198,100
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206    5496     402,909  SH         SOLE                   402,909
HDFC BANK LTD                   ADR REPS 3 SHS   40415F101    4509      74,000  SH         SOLE                    74,000
ISHARES TR                      MSCI EMERG MKT   464287234    3374     136,000  SH         SOLE                   136,000
ISHARES INC                     MSCI BRAZIL      464286400     470      12,470  SH         SOLE                    12,470
ISHARES INC                     MSCI S KOREA     464286772    3441     120,895  SH         SOLE                   120,895
MAGYAR TELEKOM TELECOMMUNS P    SPONSORED ADR    559776109    2020     177,370  SH         SOLE                   177,370
MARKET VECTORS ETF TR           RUSSIA ETF       57060U506     984      70,000  SH         SOLE                    70,000
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109   12255     409,600  SH         SOLE                   409,600
COMPANHIA BRASILEIRA DE DIST    SPON ADR PFD     20440T201    5202     192,100  SH         SOLE                   192,100
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VTG   71654V101   36558   1,492,160  SH         SOLE                 1,492,160
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100    2791     311,803  SH         SOLE                   311,803
TELEFONOS DE MEXICO S A B       SPON ADR ORD L   879403780    3938     261,840  SH         SOLE                   261,840
TELE NORTE LESTE PART S A       SPON ADR PFD     879246106     654      47,250  SH         SOLE                    47,250
UNIBANCO-UNIAO DE BANCOS BRA    ADR REP UNITS    90458E107    3123      49,400  SH         SOLE                    49,400
ISHARES INC                     MSCI TAIWAN      464286731     807     100,000  SH         SOLE                   100,000
CHUNGHWA TELECOM CO LTD         SPONS ADR NEW 09 17133Q403    1120      61,431  SH         SOLE                    61,431
KB FINANCIAL GROUP INC          SPONSORED ADR    48241A105    2649     109,246  SH         SOLE                   109,246
BARCLAYS BK PLC                 IPMS INDIA ETN   06739F291    4453     146,786  SH         SOLE                   146,786
DESARROLLADORA HOMEX S A DE     SPONSORED ADR    25030W100     397      30,000  SH         SOLE                    30,000
BANCO SANTANDER CHILE NEW       SP ADR REP COM   05965X109     361      10,500  SH         SOLE                    10,500
CHUNGHWA TELECOM CO LTD         SPONS ADR NEW 09 17133Q403    2692     147,683  SH         SOLE                   147,683
HARMONY GOLD MNG LTD            SPONSORED ADR    413216300     547      50,000  SH         SOLE                    50,000


REPORT SUMMARY             39   DATA RECORDS     $184,910   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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